LONG-TERM DEBT - Summary of aggregate maturities of debt - DSS HOLDINGS L.P. AND SUBSIDIARIES (Details) - DSS holding - USD ($)	9 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
2019 (for the remaining six months of the year)	$ 97,315,075
2020	70,992,494
2021	431,505,525
2022	5,000,000
2023	41,875,000
Total	$ 646,688,094	$ 701,001,883